PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 7,566.3
Additions	607.5	$ 495.4
Impairment	356.5	(615.1)
Property, plant and equipment	7,259.7	7,566.3
Increase (decrease) through transfers, property, plant and equipment	54.2	6.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,587.6	14,871.4
Additions	643.9	488.3
Acquisitions through business combinations (Note 6(d))		57.4
Reclassification, transfers and other non-cash movements	46.3	29.5
Change in decommissioning, restoration and similar liabilities	47.9	36.6
Disposals	(37.5)	(895.6)
Reclassified as held for sale (Note 6(a))	(332.3)
Property, plant and equipment	14,955.9	14,587.6
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,021.3	6,662.7
Depletion and depreciation for the year	437.4	477.1
Impairment	356.5	615.1
Reclassification, transfers and other non-cash movements	0.0	(0.5)
Disposals	(15.9)	(733.1)
Reclassified as held for sale (Note 6(a))	(103.1)
Property, plant and equipment	7,696.2	7,021.3
Mining property costs subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,291.0
Property, plant and equipment	2,256.1	2,291.0
Mining property costs subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,860.4	5,522.5
Additions	231.9	192.3
Acquisitions through business combinations (Note 6(d))		17.1
Reclassification, transfers and other non-cash movements	99.5	421.8
Change in decommissioning, restoration and similar liabilities	47.4	36.6
Disposals	1.0	(329.9)
Reclassified as held for sale (Note 6(a))	(109.9)
Property, plant and equipment	6,130.3	5,860.4
Mining property costs subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,569.4	3,211.3
Depletion and depreciation for the year	224.9	261.8
Impairment	129.7	426.8
Reclassification, transfers and other non-cash movements	0.0	(0.5)
Disposals	0.0	(330.0)
Reclassified as held for sale (Note 6(a))	(49.8)
Property, plant and equipment	3,874.2	3,569.4
Mining property costs not subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,900.8
Property, plant and equipment	3,911.8	3,900.8
Mining property costs not subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,982.0	6,546.7
Additions	317.9	240.2
Acquisitions through business combinations (Note 6(d))		0.0
Reclassification, transfers and other non-cash movements	(24.1)	(435.2)
Change in decommissioning, restoration and similar liabilities	0.5	0.0
Disposals	(10.1)	(369.7)
Reclassified as held for sale (Note 6(a))	(129.8)
Property, plant and equipment	6,136.4	5,982.0
Mining property costs not subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,081.2	2,275.8
Depletion and depreciation for the year	0.0	0.0
Impairment	146.3	101.1
Reclassification, transfers and other non-cash movements	0.0	0.0
Disposals	(2.9)	(295.7)
Reclassified as held for sale (Note 6(a))	0.0
Property, plant and equipment	2,224.6	2,081.2
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,374.5
Property, plant and equipment	1,091.8	1,374.5
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,745.2	2,802.2
Additions	94.1	55.8
Acquisitions through business combinations (Note 6(d))		40.3
Reclassification, transfers and other non-cash movements	(29.1)	42.9
Change in decommissioning, restoration and similar liabilities	0.0	0.0
Disposals	(28.4)	(196.0)
Reclassified as held for sale (Note 6(a))	(92.6)
Property, plant and equipment	2,689.2	2,745.2
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,370.7	1,175.6
Depletion and depreciation for the year	212.5	215.3
Impairment	80.5	87.2
Reclassification, transfers and other non-cash movements	0.0	0.0
Disposals	(13.0)	(107.4)
Reclassified as held for sale (Note 6(a))	(53.3)
Property, plant and equipment	$ 1,597.4	$ 1,370.7